6. Accounts Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable
6.	Accounts Receivable, net

The accounts receivable as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable	$17,001	$28,410
Less: Allowance for doubtful accounts	(462)	(633)
Accounts receivable, net	$16,539	$27,777

The movements of allowance for doubtful accounts are as follows:

	2019	2018	2017
Balance as at January 1	$633	$1,520	$1,592
Addition	101	202	1,536
Written off	(45)	–	(1,526)
Reversal	(225)	(1,002)	(152)
Foreign currency translation difference	(2)	(87)	70
Balance as at December 31	$462	$633	$1,520

On March 18, 2019, Solar Juice, entered into debtor finance agreements with Scottish Pacific (BFS) Pty Ltd. (“Scottish Pacific”), whereby Scottish Pacific provided Solar Juice invoice discounting facility (see Note 16 Short-term Borrowings and Long-term Borrowings). As of December 31, 2019 and 2018, all the outstanding Accounts receivable of Solar Juice was pledged to Scottish Pacific for a total gross amount of $9,761 and $8,345, respectively.